Property, Plant and Equipment (Notes)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Text Block]
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, at cost, is as follows (in thousands):

	December 31, 2011	December 31, 2010
Crude Oil Gathering	$97,249	$94,482
Terminalling, Transportation and Storage	157,047	141,103
Gross Property, Plant and Equipment	254,296	235,585
Less: Accumulated depreciation	80,207	70,016
Net Property, Plant and Equipment	$174,089	$165,569

We capitalize interest as part of the cost of major projects during the construction period. Capitalized interest totaled $0.4 million and $0.1 million for the years ended December 31, 2011 and 2010, respectively, and is recorded as a reduction to interest and financing costs. An immaterial amount of capitalized interest was recorded for the year ended December 31, 2009. Depreciation expense totaled $10.1 million, $10.1 million and $10.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.